Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2024
Related Party Transactions [Abstract]
Summary of Compensation of Key Management Personnel and Directors
The remuneration of key management personnel

was as follows:
Compensation
(millions of Canadian dollars) For the years ended October 31

2024 2023
Short-term employee benefits

$ 30 $ 33
Post-employment benefits

1 1
Share-based payments

23 38
Total

$ 54 $ 72